Other (Income) Expenses, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Non operating Income Expense [Line Items]
Net gain from asset sales	$ 132	$ 2	$ 164	$ 33	$ 32	$ 34	$ 13
Lake Charles, LA Anode Facility And Sherwin, TX Refinery Site [Member]
Other Non operating Income Expense [Line Items]
Net gain from asset sales					$ 29
China Rolling Mill Equity Investment [Member]
Other Non operating Income Expense [Line Items]
Net gain from asset sales						$ 28
Disposal of Equity Interests [Member]
Other Non operating Income Expense [Line Items]
Net gain from asset sales			27
Disposal of Land [Member]
Other Non operating Income Expense [Line Items]
Net gain from asset sales	$ 118		$ 118	$ 29